UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               --------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_|  is a restatement
                                            |_|  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Starwood Real Estate Securities, LLC
Address:     591 West Putnam Avenue
             Greenwich, CT 06830


Form 13F File Number:  028-12189
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Steven N. Gottschalk
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       203-422-7739

Signature, Place and Date of Signing:


 /s/ Steven N. Gottschalk          Greenwich, CT                  May 15, 2007
------------------------------     ------------------             ------------
         [Signature]                  [City, State]                   [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            1
                                                -------------------------------


Form 13F Information Table Entry Total:                      31
                                                -------------------------------


Form 13F Information Table Value Total:                    $365,989
                                                -------------------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name

1        028-12188                Starwood Capital Group Management, L.L.C.
                                  -----------------------------------------





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



                                       STARWOOD REAL ESTATE SECURITIES, LLC
                                                     FORM 13F
                                           Quarter Ended March 31, 2007

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                           CLASS                      VALUE     SHRS OR  SH/  PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
                           ------                     ------    -------  ---  ----  ----------    -----         ----------------
NAME OF ISSUER             TITLE            CUSIP   (X$1,000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS      SOLE    SHARED  NONE
--------------             -----            -----   ---------   -------  ---  ----  ----------  --------      ----    ------  ----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CAMPUS CMNTYS INC COM            024835100   $5,879    194,100   SH         SOLE                   194,100
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APARTMENT INVT & MGMT CO   CL A           03748R101   $5,815    100,800   SH         SOLE                   100,800
------------------------------------------------------------------------------------------------------------------------------------
ARCHSTONE SMITH TR         COM            039583109   $5,944    109,500   SH         SOLE                   109,500
------------------------------------------------------------------------------------------------------------------------------------
ASSOCIATED ESTATES RLTY    COM            045604105   $3,649    259,000   SH         SOLE                   259,000
------------------------------------------------------------------------------------------------------------------------------------
BIOMED REALTY TRUST INC    COM            09063H107  $12,913    491,000   SH         SOLE                   491,000
------------------------------------------------------------------------------------------------------------------------------------
BOSTON PROPERTIES INC      COM            101121101   $5,612     47,800   SH         SOLE                    47,800
------------------------------------------------------------------------------------------------------------------------------------
CRESUD S A C I F Y A       SPONSORED ADR  226406106   $1,466     71,424   SH         SOLE                    71,424
------------------------------------------------------------------------------------------------------------------------------------
EQUITY LIFESTYLE PPTYS INC COM            29472R108   $5,876    108,800   SH         SOLE                   108,800
------------------------------------------------------------------------------------------------------------------------------------
EQUITY RESIDENTIAL         SH BEN INT     29476L107   $6,989    144,900   SH         SOLE                   144,900
------------------------------------------------------------------------------------------------------------------------------------
FIVE STAR QUALITY CARE INC COM            33832D106   $1,641    159,600   SH         SOLE                   159,600
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA EAST COAST INDS    COM            340632108   $4,815     76,800   SH         SOLE                    76,800
------------------------------------------------------------------------------------------------------------------------------------
GRUBB & ELLIS CO           COM PAR $0.01  400095204   $4,942    420,600   SH         SOLE                   420,600
------------------------------------------------------------------------------------------------------------------------------------
HFF INC                    CL A           40418F108   $4,641    309,400   SH         SOLE                   309,400
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP         COM            432848109  $10,047    279,400   SH         SOLE                   279,400
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP         COM            432848109  $89,900  2,500,000   SH         SHARED -    1                        2,500,000
                                                                                     OTHER
------------------------------------------------------------------------------------------------------------------------------------
MACERICH CO                COM            554382101   $6,650     72,000   SH         SOLE                    72,000
------------------------------------------------------------------------------------------------------------------------------------
MAGUIRE PPTYS INC          COM            559775101   $3,808    107,100   SH         SOLE                   107,100
------------------------------------------------------------------------------------------------------------------------------------
MANOR CARE INC NEW         COM            564055101   $4,534     83,400   SH         SOLE                    83,400
------------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS HOTELS LTD  CL A           G67743107  $12,024    201,000   SH         SOLE                    201,000
------------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS HOTELS LTD  CL A           G67743107  $82,103  1,372,500   SH         SHARED -    1                        1,372,500
                                                                                     OTHER
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POST PPTYS INC             COM            737464107  $15,663    342,500   SH         SOLE                    342,500
------------------------------------------------------------------------------------------------------------------------------------
PUBLIC STORAGE INC         COM            74460D109  $12,250    129,400   SH         SOLE                    129,400
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QUADRA REALTY TRUST INC    COM            746945104   $4,054    310,900   SH         SOLE                    310,900
------------------------------------------------------------------------------------------------------------------------------------
REPUBLIC PROPERTY TR       COM            760737106   $3,390    295,000   SH         SOLE                    295,000
------------------------------------------------------------------------------------------------------------------------------------
SL GREEN RLTY CORP         COM            78440X101  $11,427     83,300   SH         SOLE                     83,300
------------------------------------------------------------------------------------------------------------------------------------
SUNSTONE HOTEL INVS INC    COM            867892101   $5,725    210,000   SH         SOLE                    210,000
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                                       STARWOOD REAL ESTATE SECURITIES, LLC
                                                     FORM 13F
                                           Quarter Ended March 31, 2007

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THOMAS PPTYS GROUP INC     COM         884453101   $8,537    550,045   SH         SOLE                       550,045
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URSTADT BIDDLE PPTYS INS   COM         917286106   $4,315    220,600   SH         SOLE                       220,600
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VORNADO RLTY TR            SH BEN INT  929042109   $7,148     59,900   SH         SOLE                        59,900
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WASHINGTON REAL ESTATE     SH BEN INT  939653101   $9,355    250,000   SH         SHARED -       1                          250,000
                                                                                  OTHER
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WYNDHAM WORLDWIDE CORP     COM         98310W108   $4,877    142,816   SH         SOLE                       142,816
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